SA Allocation Aggressive Portfolio Investment Strategy - SA Allocation Aggressive Portfolio	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]	The Portfolio is structured as a “fund-of-funds,” which means that it pursues its investment goal by investing its assets in a combination of the portfolios of the Trust and SunAmerica Series Trust (collectively, the “Underlying Portfolios”).The Portfolio attempts to achieve its investment goal by investing its assets, under normal circumstances, among a combination of Underlying Portfolios, of which at least 70% of its assets will be invested in equity portfolios. The Underlying Portfolios have a variety of investment styles and focuses. The underlying equity portfolios include large, mid and small cap portfolios, growth and value-oriented portfolios and international portfolios. The underlying fixed income portfolios include portfolios that invest in U.S. and non-U.S. issuers, corporate, mortgage-backed and government securities, investment grade securities, and securities rated below investment grade (commonly known as “junk bonds”). The Portfolio may at times invest significantly in certain sectors, such as the information technology sector.SunAmerica determines the Portfolio’s target asset class allocation. The target asset class allocation is generally broken down into the following asset classes: large cap growth/value stocks, mid cap growth/value stocks, small cap stocks, international stocks (including investments in emerging market countries) and bonds (investment grade, high-yield, inflation protected). Based on these target asset class allocations, SunAmerica determines a target portfolio allocation in which the Portfolio will invest in the Underlying Portfolios. The target allocation percentages as of March 31, 2026 were:•Large cap growth/value stocks51.00%•Mid cap growth/value stocks5.60%•Small cap growth/value stocks2.30%•International stocks23.30%•Investment grade securities15.40%•High-yield securities1.40%•Inflation-protected securities1.00%SunAmerica performs an investment analysis of possible investments for the Portfolio and selects the universe of permitted Underlying Portfolios as well as the allocation to each Underlying Portfolio. SunAmerica reserves the right to change the Portfolio’s asset allocation among the Underlying Portfolios. SunAmerica may change the target asset allocation percentage and may underweight or overweight such asset classes at its discretion. The percentage of the Portfolio’s assets invested in any of the Underlying Portfolios will vary from time to time.